The Investment Company of America® Summary prospectus March 1, 2018

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AIVSX	AICCX	TICAX	AICFX	ICAFX	FFICX	CICAX	CICCX	CICEX	TIACX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CICFX	RICAX	RICBX	RIBEX	RICCX	RICEX	RICHX	RICFX	RICGX

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 28 of the prospectus and on page 61 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated March 1, 2018, are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24[2]	0.99	0.25	0.25	none	none	0.23[2]
Other expenses	0.10	0.15	0.15[3]	0.19	0.17	0.07[3]	0.20
Total annual fund operating expenses	0.58	1.38	0.64	0.68	0.41	0.31	0.67

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.98	0.50	0.25	0.00	1.00	0.74	0.60
Other expenses	0.21	0.17	0.20[3]	0.20	0.16	0.41	0.25
Total annual fund operating expenses	1.43	0.91	0.69	0.44	1.40	1.39	1.09

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.21	0.16	0.20	0.11	0.06
Total annual fund operating expenses	0.95	0.65	0.44	0.35	0.30

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

1     The Investment Company of America / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 631	$ 240	$ 314	$ 69	$ 42	$ 32	$ 640	$ 246	$ 93	$ 319	$ 45	$ 143	$ 142
3 years	750	437	450	218	132	100	777	452	290	465	141	443	440
5 years	880	755	598	379	230	174	927	782	504	625	246	766	761
10 years	1,259	1,657	1,028	847	518	393	1,362	1,713	1,120	1,087	555	1,680	1,669

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 111	$ 97	$ 66	$ 45	$ 36	$ 31		1 year	$ 140	$ 146
3 years	347	303	208	141	113	97		3 years	437	452
5 years	601	525	362	246	197	169		5 years	755	782
10 years	1,329	1,166	810	555	443	381		10 years	1,657	1,713

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended December 31, 2017, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

The Investment Company of America / Summary prospectus     2

Principal investment strategies The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

3     The Investment Company of America / Summary prospectus

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The Investment Company of America / Summary prospectus     4

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     The Investment Company of America / Summary prospectus

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	1/1/1934	12.85%	13.60%	7.05%	12.11%
— After taxes on distributions		10.98	11.48	5.84	N/A
— After taxes on distributions and sale of fund shares		8.77	10.52	5.48	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	17.77%	14.04%	6.82%	6.76%
F–1	3/15/2001	19.60	14.85	7.62	7.26
F–2	8/1/2008	19.94	15.16	N/A	9.94
529–A	2/15/2002	12.73	13.49	6.96	7.39
529–C	2/19/2002	17.71	13.96	6.76	7.35
529–E	3/1/2002	19.34	14.56	7.31	7.36
529–F–1	9/16/2002	19.88	15.09	7.82	9.22
R–1	6/6/2002	18.73	14.02	6.83	7.27
R–2	5/21/2002	18.75	14.05	6.82	7.01
R–2E	8/29/2014	19.14	N/A	N/A	9.36
R–3	6/4/2002	19.28	14.53	7.31	7.67
R–4	5/28/2002	19.64	14.89	7.64	7.83
R-5E	11/20/2015	19.89	N/A	N/A	14.81
R–5	5/15/2002	20.00	15.23	7.96	8.10
R–6	5/1/2009	20.07	15.29	N/A	14.79

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	8.50%	10.92%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	19.02	12.18	6.42	N/A
Class A annualized 30–day yield at December 31, 2017: 1.66% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

The Investment Company of America / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James B. Lovelace Vice Chairman of the Board	26 years	Partner – Capital Research Global Investors
Donald D. O’Neal President and Trustee	26 years	Partner – Capital Research Global Investors
Christopher D. Buchbinder Senior Vice President	11 years	Partner – Capital Research Global Investors
Joyce E. Gordon Senior Vice President	17 years	Partner – Capital Research Global Investors
Grant L. Cambridge	4 years	Partner – Capital Research Global Investors
Barry S. Crosthwaite	5 years	Partner – Capital Research Global Investors
Eric S. Richter	10 years	Partner – Capital Research Global Investors
Bradley J. Vogt	3 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts holding Class F-3 shares with the fund’s transfer agent, the minimum investment amount is $1,000,000.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-004-0318P Litho in USA CGD/DFS/8012 Investment Company File No. 811-00116

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	LAURIE D. NEAT
LAURIE D. NEAT
SECRETARY